Summary of significant accounting policies - disaggregates revenue (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Summary of significant accounting policies
Total revenue	¥ 9,383,590	$ 1,309,899	¥ 8,921,488
Revenue recognized over time
Summary of significant accounting policies
Total revenue	9,175,518	1,280,853	8,921,488
Revenue recognized at a point in time
Summary of significant accounting policies
Total revenue	208,072	29,046
Audit education supporting services
Summary of significant accounting policies
Total revenue	5,671,628	791,729	¥ 8,921,488
Safety technology training services
Summary of significant accounting policies
Total revenue	3,503,890	489,124
Online course services
Summary of significant accounting policies
Total revenue	¥ 208,072	$ 29,046